Financial Instruments	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	Financial instruments
Accounting classifications and fair values
The following tables show the carrying amounts and fair values of financial assets and financial liabilities.

	United States Dollar
	Carrying amount				Carrying amount	Fair value
Figures in millions unless otherwise stated	Fair value through profit or loss	Fair value through OCI	Financial assets measured at amortised cost	Financial liabilities measured at amortised cost	Total	Total

2024
Financial assets measured at fair value
– Trade receivables from provisional copper sales	16.5	—	—	—	16.5	16.5
– Investments	—	114.5	—	—	114.5	114.5
– Asanko contingent consideration	18.4	—	—	—	18.4	18.4
Total	34.9	114.5	—	—	149.4	149.4
Financial assets not measured at fair value
– Environmental trust funds	—	—	125.2	—	125.2	125.2
– Trade and other receivables	—	—	156.0	—	156.0	156.0
– Cash and cash equivalents	—	—	860.2	—	860.2	860.2
– Other investment	—	—	46.5	—	46.5	46.5
– Asanko deferred consideration	—	—	49.5	—	49.5	49.5
Total	—	—	1,237.4	—	1,237.4	1,237.4
Financial liabilities not measured at fair value
– Borrowings	—	—	—	2,495.6	2,495.6	2,502.1
– Trade and other payables	—	—	—	545.6	545.6	545.6
– Lease liabilities	—	—	—	450.2	450.2	450.2
Total	—	—	—	3,491.4	3,491.4	3,497.9

	United States Dollar
	Carrying amount				Carrying amount	Fair value
Figures in millions unless otherwise stated	Fair value through profit or loss	Fair value through OCI	Financial assets measured at amortised cost	Financial liabilities measured at amortised cost	Total	Total

2023
Financial assets measured at fair value
– Trade receivables from provisional copper sales	18.2	—	—	—	18.2	18.2
– Investments	—	65.7	—	—	65.7	65.7
– Asanko redeemable preference shares	—	99.7	—	—	99.7	99.7
Total	18.2	165.4	—	—	183.6	183.6
Financial assets not measured at fair value
– Environmental trust funds	—	—	109.6	—	109.6	109.6
– Trade and other receivables	—	—	73.3	—	73.3	73.3
– Cash and cash equivalents	—	—	648.7	—	648.7	648.7
– Other investment	—	—	40.5	—	40.5	40.5
Total	—	—	872.1	—	872.1	872.1
Financial liabilities measured at fair value
– Windfall Project – contingent consideration[1]	202.5	—	—	—	202.5	202.5
Total	202.5	—	—	—	202.5	202.5
Financial liabilities not measured at fair value
– Borrowings	—	—	—	1,236.5	1,236.5	1,249.9
– Windfall Project – exploration consideration[1]	—	—	—	42.9	42.9	42.9
– Trade and other payables	—	—	—	532.4	532.4	532.4
– Lease liabilities	—	—	—	436.4	436.4	436.4
Total	—	—	—	2,248.2	2,248.2	2,261.6
[1] The Group elected to capitalise fair value movements in the contingent consideration to the equity accounted investee. Refer note 17.
Notes to the consolidated financial statements continued
for the year ended 31 December 2024
40.Financial instruments continued
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
Trade and other receivables, trade and other payables and cash and cash equivalents
The carrying amounts approximate fair values due to the short maturity of these instruments.
Investments
The fair value of publicly traded instruments (listed investments) is based on quoted market values.
Asanko redeemable preference shares
Asanko redeemable preference shares were accounted for at fair value based on the expected cash flows set out in note 20.
Asanko deferred and contingent considerations
The contingent consideration is measure at fair value and the deferred consideration is measured at amortised cost. The values of the considerations are based based on the expected cash flows of the consideration receivable. Refer note 15(a) for the key inputs used in the valuation.
Environmental trust funds
The environmental trust funds are measured at amortised cost which approximates fair value based on the nature of the fund’s underlying investments.
Other investments
Comprise listed bonds and unlisted investments and warrants that are measured at amortised cost which approximates fair value.
The fair value of the bonds is determined using quoted market prices in active markets. Comparatives for other investments were included in 2024.
Borrowings
The 10-year notes (2023: the five-year notes and the 10-year notes) are issued at a fixed interest rate. The fair values of these notes are based on listed market prices. The fair value of the remaining borrowings approximates their carrying amount, determined using the discounted cash flow method using market related interest rates.
Windfall Project – contingent and exploration considerations
The values are based on the expected cash flows of the respective considerations. Refer notes 17(c) and (d) for the key inputs used in the valuation of the values.
Fair value hierarchy
The Group has the following hierarchy for measuring the fair value of assets and liabilities at the reporting date:
Level 1
Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2
Inputs other than quoted prices in level 1 that are observable for the asset or liability, either directly (as prices) or indirectly
(derived from prices); and
Level 3
Inputs for the asset or liability that are not based on observable market data (unobservable inputs).
The Group recognises transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred. There were no transfers during the years ended 31 December 2024 and 2023.
40.Financial instruments continued
The following table sets out the Group’s financial assets and financial liabilities by level within the fair value hierarchy at the reporting date:

	United States Dollar
	2024				2023
Figures in millions unless otherwise stated	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3

Financial assets measured at fair value
Trade receivables from provisional copper sales	16.5	—	16.5	—	18.2	—	18.2	—
Investments – listed	114.5	114.5	—	—	65.7	65.7	—	—
Asanko contingent consideration	18.4	—	—	18.4	—	—	—	—
Asanko redeemable preference shares	—	—	—	—	99.7	—	—	99.7
Financial assets not measured at fair value
Environmental trust funds	125.2	—	125.2	—	109.6	—	109.6	—
Other investment	46.5	46.5	—	—	40.5	40.5	—	—
Asanko deferred consideration	49.5	—	49.5	—	—	—	—	—
Financial liabilities measured at fair value
Windfall Project – contingent consideration	—	—	—	—	202.5	—	—	202.5
Financial liabilities not measured at fair value
Borrowings	2,502.1	504.4	—	1,997.7	1,249.9	1,010.5	—	239.4
Trade receivables from provisional copper sales
Valued using quoted market prices based on the forward London Metal Exchange (“LME”) and, as such, is classified within level 2 of the fair value hierarchy.
Listed investments
Comprise equity investments in listed entities and are therefore valued using quoted market prices in active markets.
Asanko deferred and contingent considerations
The contingent consideration is measured at fair value and the deferred consideration is measured at amortised cost. The values of the considerations are based on the expected cash flows of the consideration receivable. Refer note 15(a) for the key inputs used in the valuations.
Asanko redeemable preference shares
The fair value at 31 December 2023 was based on the expected cash flows of the Asanko Gold Mine based on the life-of-mine model. Refer to note 20 for key inputs.
Environmental trust funds
The environmental trust funds are measured at amortised cost which approximates fair value based on the nature of the fund’s underlying investments.
Other investments
Comprise listed bonds and unlisted investments and warrants that are measured at amortised cost which approximates fair value.
The fair value of the bonds is determined using quoted market prices in active markets. Comparatives for other investments were included in 2024.
Windfall Project – contingent consideration
The fair values at 31 December 2023 were based on the expected cash flows of the respective considerations. Refer note 17.1 for the key inputs used in the valuation of the fair values.
Borrowings
The 10-year notes (2023: the 5-year notes and the 10-year notes) are issued at a fixed interest rate. The fair values of these notes are based on listed market prices and are classified within level 1 of the fair value hierarchy. The fair value of the remaining borrowings approximates their carrying amount, determined using the discounted cash flow method and market related interest rates and are classified within level 3 of the fair value hierarchy.